CONVERTIBLE NOTES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible Debt [Table Text Block]
The Investors, and the principal amount of their respective 2012 Notes and number of shares of common stock issuable upon exercise of their respective warrants, are as set forth below:

Investor	Note Principal	Warrants
Sinaf S.A.	$200,000	266,667
Joseph C. McNay	$50,000	66,667
Allan L. Goldstein	$35,000	46,666
J.J. Finkelstein	$15,000	20,000

The investors in the offering included two directors of the Company, Dr. Goldstein and Joseph C. McNay, an outside director. The principal amounts of their respective March 2013 Notes are as set forth below:

Investor	Note Principal
Joseph C. McNay	$50,000
Allan L. Goldstein	$25,000

The investors in the offering included four directors of the Company, Mr. Finkelstein, Dr. Goldstein, Mr. McNay and L. Thompson Bowles, a former outside director. The principal amounts of their respective July 2013 Notes are as set forth below:

Investor	Note Principal
Joseph C. McNay	$50,000
Allan L. Goldstein	$10,000
J.J. Finkelstein	$5,000
L. Thompson Bowles	$5,000

The investors in the offering included an affiliate and four directors of the Company. The principal amounts of the affiliate and directors respective September 2013 Notes are as set forth below:

Investor	Note Principal
SINAF S.A.	$150,000
Joseph C. McNay	$100,000
Allan L. Goldstein	$11,000
L. Thompson Bowles	$5,000
R. Don Elsey	$5,000

The Investors in the offering included three directors of the Company. The principal amounts of their respective Notes are as set forth below:

Investor	Note Principal
Joseph C. McNay	$25,000
Allan L. Goldstein	$10,000
L. Thompson Bowles	$5,000

The Investors, and the principal amount of their respective 2012 Notes and number of shares of common stock issuable upon exercise of their respective warrants, are as set forth below:

Investor	Note Principal	Warrants
Sinaf S.A.	$200,000	266,667
Joseph C. McNay	$50,000	66,667
Allan L. Goldstein	$35,000	46,666
J.J. Finkelstein	$15,000	20,000

The investors in the offering included two directors of the Company, Dr. Goldstein and Joseph C. McNay, an outside director. The principal amounts of their respective March 2013 Notes are as set forth below:

Investor	Note Principal
Joseph C. McNay	$50,000
Allan L. Goldstein	$25,000
The investors in the offering included four directors of the Company, Mr. Finkelstein, Dr. Goldstein, Mr. McNay and L. Thompson Bowles, previously an outside director. The principal amounts of their respective July 2013 Notes are as set forth below:

Investor	Note Principal
Joseph C. McNay	$50,000
Allan L. Goldstein	$10,000
J.J. Finkelstein	$5,000
L. Thompson Bowles	$5,000
The investors in the offering included an affiliate and three current and one prior directors of the Company. The principal amounts of the affiliate and directors respective September 2013 Notes are as set forth below:

Investor	Note Principal
SINAF S.A.	$150,000
Joseph C. McNay	$100,000
Allan L. Goldstein	$11,000
L. Thompson Bowles	$5,000
R. Don Elsey	$5,000
The Investors in the offering included two current and one prior directors of the Company. The principal amounts of their respective Notes are as set forth below:

Investor	Note Principal
Joseph C. McNay	$25,000
Allan L. Goldstein	$10,000
L. Thompson Bowles	$5,000

Interest Income and Interest Expense Disclosure [Table Text Block]
The Company recorded interest expense and discount accretion as set forth below:

	For the three months ended		For the six months ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017

2012 Notes	$-	$3,737	$-	$7,435

March 2013 Notes	-	14,024	14,192	27,894

July 2013 Notes	4,644	4,571	9,092	9,093

September 2013 Notes	17,633	17,340	34,489	34,490

January 2014 Notes	3,489	3,428	6,819	6,818

Total	$25,766	$43,100	$64,592	$85,730

The Company recorded interest expense and discount accretion as set forth below:

	For the years ended
	December 31, 2017	December 31, 2016

2012 Notes	$12,999	$15,038

March 2013 Notes	56,250	56,404

July 2013 Notes	18,335	18,384

September 2013 Notes	69,550	69,741

January 2014 Notes	13,749	13,788

Total interest expense	$170,883	$173,355

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The fair value of the derivative liability is as follows:

	June 30, 2018	December 31, 2017

March 2013 Notes	$-	$412,500

July 2013 Notes	-	183,334

September 2013 Notes	-	588,500

January 2014 Notes	-	100,835

Total fair value of derivative liability	$-	$1,285,169

The outstanding balance of the derivative liability is as follows:

	December 31, 2017	December 31, 2016

March 2013 Notes	$412,500	$975,000

July 2013 Notes	183,334	433,334

September 2013 Notes	588,500	1,391,000

January 2014 Notes	100,835	247,503

Warrant liability	-	990,000

Rights liability	-	190,000
Total fair value of derivative liability	$1,285,169	$4,226,837

Schedule Of Change In Fair Value Of The Derivative Liability [Table Text Block]
The change in fair value of derivative liability is as follows:

	For the three months ended		For the six months ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017

March 2013 Notes	$-	$(75,000)	$-	$(187,500)

July 2013 Notes	-	(33,334)	-	(83,333)

September 2013 Notes	-	(107,000)	-	(267,500)

January 2014 Notes	-	(9,166)	-	(45,834)

Warrant liability	-	(90,000)	-	(280,000)

Rights liability	-	(150,000)	-	(140,000)

Total change in fair value of derivative	$-	$(464,500)	$-	$(1,004,167)

The change in fair value of the derivative liability is as follows:

	For the years ended
	December 31, 2017	December 31, 2016

March 2013 Notes	$(562,500)	$(525,000)

July 2013 Notes	(250,000)	(233,333)

September 2013 Notes	(802,500)	(749,000)

January 2014 Notes	(146,668)	(119,166)

Warrant liability	(190,000)	(580,000)

Rights liability	(48,937)	130,000

Total change in fair value of derivative	$(2,000,605)	$(2,076,499)